BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
BASIS OF PREPARATION
BASIS OF PREPARATION:

(a)	Statement of compliance:
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements for the fiscal year ended December 31, 2017 were authorized for issuance by the Board of Directors of the Company on February 21, 2018.

(b)	Basis of measurement:
These consolidated financial statements have been prepared on the historical cost basis except for the following items in the consolidated statements of financial position:

•	Derivative financial instruments which are measured at fair value;

•	Employee benefit obligations related to defined benefit plans which are measured at the present value of the defined benefit obligations, net of advance payments made to employees thereon;

•	Provisions for decommissioning, site restoration costs, and onerous contracts which are measured at the present value of the expenditures expected to be required to settle the obligation; and

•	Identifiable assets acquired and liabilities assumed in connection with a business combination which are initially measured at fair value.

These consolidated financial statements are presented in U.S. dollars, which is the Company's functional currency.